PENSIONS - Reconciliation of Funded Status (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Pensions
Reconciliation of funded status:
Projected benefit obligation	$ (50,564,000)	$ (54,291,000)		$ (52,430,000)
Fair value of plan assets	14,919,000	14,194,000		14,846,000
Funded status	(35,645,000) [1]	(40,097,000)	[1]
Employer contributions and benefit payment amounts paid from employer assets	2,400,000
UK Scheme
Reconciliation of funded status:
Projected benefit obligation	(10,256,000)	(9,718,000)
Fair value of plan assets	9,622,000	8,486,000
Funded status	(634,000)	(1,232,000)
Marine Scheme
Reconciliation of funded status:
Projected benefit obligation	(40,308,000)	(44,573,000)
Fair value of plan assets	5,297,000	5,708,000
Funded status	$ (35,011,000)	$ (38,865,000)

[1]	Our plans are composed of two plans that are both underfunded as at December 31, 2013 and 2012.